Accrued maintenance liability	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued maintenance liability	Accrued maintenance liability
Movements in accrued maintenance liability during the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
	2024	2023
Accrued maintenance liability at beginning of period	$2,863,730	$2,503,202
Maintenance payments received	920,932	817,229
Maintenance payments returned	(248,017)	(201,474)
Release to income upon sale	(31,758)	(87,809)
Release to income other than upon sale	(163,405)	(203,440)
Lessor contribution, top ups and other	(14,135)	36,022
Accrued maintenance liability at end of period	$3,327,347	$2,863,730